Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,275,000
Previously Paid Amount	0.00
Total Fee Amount	188.19
Total Offset Amount	0.00
Net Fee	188.19
Narrative - Max Aggregate Offering Price	$ 1,275,000
Final Prospectus	true